SCHEDULE OF ALLOCATION OF PURCHASE PRICE TO NET ASSETS (Details) (Parentheticals)	Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Original issue discount percentage	10.00%